Amounts Due under Non Cancelable Contracts (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
2016	¥ 3,933
2017	2,360
2018	1,624
2019	1,469
2020	1,058
Thereafter	59
Total	¥ 10,503